Earnings per share - Schedule of Earnings per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Income/(loss) attributable to Shell plc shareholders	$ 3,134	$ 8,709	$ 18,040	$ 11,843	$ 25,156
Weighted average number of shares used as the basis for determining:
Basic earnings per share (in shares)	6,793.4	6,918.9	7,453.2	6,855.8	7,527.7
Diluted earnings per share (in shares)	6,854.2	6,982.1	7,518.5	6,917.8	7,589.6